RECEIVABLE FACTORING	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Seamless Group Inc [Member]
RECEIVABLE FACTORING

5 Receivable factoring

  The receivables factoring facility represents an interest-bearing loan based on terms and conditions set out in the facility agreement dated April 22, 2021. The loan is secured by accounts receivable, bears an effective interest rate of 10% (December 31, 2021: 10%) per annum calculated on a daily rest basis at the end of the reporting period. Principal and interest are to be repaid within 120 (December 31, 2021: 30 to 120) days from the date of each invoice.

  Interest expense during the six months ended June 30, 2022 and 2021 was US$37,655 and US$69,611, respectively.

11 Receivables factoring

The receivables factoring facility represents an interest-bearing loan for an amount of US$272,108 (2020: US$1,014,568) based on terms and conditions set out in the facility agreement dated January 10, 2019 and further revised on April 22, 2021. The loan is secured, bears an effective interest rate of 10% (2020: ranging from 7.80% to 10.20%) per annum calculated on a daily rest basis at the end of the reporting period. Principal and interest are to be repaid within 120 (2020: 30 to 120) days from the date of each invoice.

The weighted average interest rate as of December 31, 2021 and 2020 was 10.0% and 9.6% per annum, respectively. Interest expense during the years ended December 31, 2021 and 2020 was US$138,260 and US$123,814, respectively.